Trading Liabilities - Summary of Trading Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 4,838,439	¥ 4,924,490
Debt instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	4,489,159	4,586,755
Equity instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 349,280	¥ 337,735